The Company and basis of presentation (Policies)	9 Months Ended
Sep. 30, 2022
The Company and basis of presentation
Accounting policies and methods of computation followed in interim financial statements

The consolidated financial statements and other financial information included in the Company’s quarterly reports furnished under cover of Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company’s reporting and functional currency.

The interim financial report is prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, and contains condensed financial statements, in that it does not include all of the notes that would be required in a complete set of financial statements, but rather selected explanatory notes. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021 (the “2021 Form 20-F”) in accordance with IAS 1, Presentation of Financial Statements. During the first quarter of 2022, the Company adopted an accounting policy in relation to emission certificates which are recognized as intangible assets with an infinite useful life and initially measured at cost. During the third quarter of 2022, in the consolidated statements of shareholders’ equity, the Company started presenting transactions with noncontrolling interests without a loss of control separately from changes in noncontrolling interests due to changes in the consolidation group primarily related to an increase in noncontrolling interests resulting from the business combination completed among Fresenius Health Partners, Inc., InterWell Health LLC, and Cricket Health, Inc. (for further information on this business combination, see note 2). Previously, these changes in noncontrolling interests were combined within the line item "Purchase/ sale of noncontrolling interests" due to immateriality.

New accounting pronouncements

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its interim consolidated financial statements at and for the nine months ended September 30, 2022 in conformity with IFRS that have to be applied for the interim periods starting on or after January 1, 2022. In the nine months ended September 30, 2022, there were no recently implemented accounting pronouncements that had a material effect on the Company’s interim consolidated financial statements.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standard which is relevant for the Company:

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts. In June 2020 and December 2021, further amendments were published. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, Insurance Contracts, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using updated estimates and assumptions that reflect the timing of cash flows and any uncertainty relating to insurance contracts.

Based on an assessment performed during 2022, the Company believes that the premium allocation approach under IFRS 17 is the most appropriate measurement model. On initial recognition of the liability for incurred claims, the estimation and valuation process remains unchanged as compared to the application of IFRS 4. Regarding the measurement of the liability for the remaining coverage, the liability is equal to the premiums received less any insurance acquisition cash flows. The Company does not consider the effects and time value of money when measuring the liability for the remaining coverage, as the related cash flow are expected to be paid or received in one year or less from the date the claims are incurred. The Company will apply the modified retrospective approach at the transition. Insurance premium revenues are currently recognized based on the passage of time, therefore the pattern of revenue recognition will not change upon the application of IFRS 17.

The Company does not expect that IFRS 17 will have a material impact on its consolidated financial statements and will continue to assess the qualitative and quantitative impacts of the application of IFRS 17. On June 25, 2020, the IASB issued amendments to IFRS 17, which among others, defer the effective date to fiscal years beginning on or after January 1, 2023. Earlier adoption is permitted for entities that have also adopted IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.